OTHER INVESTMENTS - Disclosure of detailed information about other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Investments [Line Items]
Balance at beginning of the year	$ 11,200	$ 4,767
Investment in marketable securities, at cost	2,305	3,753
FMV of investments received on asset disposal	0	9,851
Disposals	0	(9,288)
Gain (loss) on marketable securities	(3,470)	2,117
Balance at end of the year	10,035	11,200
Less: Current portion	8,647	11,200
Non-current marketable securities	$ 1,388	$ 0